Expense Example - PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund - PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund	Jan. 14, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	$ 113